Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 11 – Commitments and Contingencies

Litigation

The Company is currently not involved in any litigation that we believe could have a material adverse effect on the Company’s financial condition or results of operations. There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of the Company or any of the Company’s subsidiaries, threatened against or affecting the Company, the Company’s common stock, any of the Company’s subsidiaries or of the Company’s officers or directors in their capacities as such, in which an adverse decision could have a material adverse effect.

Consulting Agreement

On November 15, 2021, the Company entered into an Engagement Agreement (the “Agreement”) with a consulting company which will act as a financial advisor and investment banker of the Company, whereby the consultant will assist the Company with strategic business plans, investor relations, potential financing and other financial advisory and investment banking services. The engagement period is for 12 months from the date of the agreement.

As consideration for the services, the Company will issue a total of 32,043,874 shares of the Company’s common stock based on the following schedule: i) 16,021,937 shares of common stock upon execution of the Agreement and ii) 16,021,937 shares of common stock upon an uplisting of the Company’s common stock to a national exchange.

Additionally, the Company shall pay compensation of 7% of the total gross proceeds of any financing introduce by the consultant (the “Financing”), cash fee for unallocated expenses of 1%, warrants equal to 5% of the aggregate number of shares of common stock sold in a Financing and transaction fees equal to 3% in cash at the closing of the Financing. The warrants will be exercisable at an exercise price equal to the prices of the securities issued to investors in the Financing.

As of December 31, 2021, the 16,021,937 shares of common stock were not issued and had been recognized as common stock issuable. The Company valued these shares at the fair value of $62,486 or $0.0039 per common share based on the quoted trading price on the date of grant to be expensed over the term of the Agreement. During the three and six months ended June 30, 2022, the Company recognized stock-based compensation of $15,621 and $31,242. The remaining balance of $23,433 shall be expensed during the remainder of year 2022. In May 2022, the Company issued the 16,021,937 shares of common stock to such consultant. Currently, no Financing has occurred under this Agreement.

Operating Lease Agreements

The Company leases retail space at two different locations. The term of the first lease is for a ten-year period from July 2014 to April 2024 starting with a monthly base rent of $1,200. The base rent is subject to an annual increase as defined in the lease agreement. In addition to the monthly base rent, the Company is charged separately for common area maintenance which is considered a non-lease component. The second lease has a contingent rental based on 10% of sales. Contingent rentals are not included in operating lease liabilities. The Company’s leases generally do not provide an implicit rate, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease. The Company used incremental borrowing rate of 10% as of January 1, 2019 for operating leases that commenced prior to that date. The Company estimated its incremental borrowing rate based on its credit quality, line of credit agreement and by comparing interest rates available in the market for similar borrowings.

Through the Company’s majority owned subsidiary, Aphrodite’s Marketing, entered into an approximate three-year lease agreement on October 1, 2019, for its office facilities starting with a monthly base rent of $6,582. The base rent is subject to an annual increase as defined in the lease agreement. The Company recorded right-of-use assets and operating lease liabilities of $122,946 related to this lease agreement. The Company used incremental borrowing rate of 8% during year 2021. The Company estimated its incremental borrowing rate based on its credit quality, line of credit agreement and by comparing interest rates available in the market for similar borrowings.

The following table reconciles the undiscounted future minimum lease payments (displayed by year in aggregate) under non-cancelable operating leases with terms more than one year to the total operating lease liabilities on the unaudited condensed consolidated balance sheet as of June 30, 2022:

Remainder of year 2022	$30,518
2023	19,700
2024	6,660
Total minimum lease payments	56,878
Less amounts representing interest	(3,468)
Present value of net minimum lease payments	53,410
Less current portion	(37,498)
Long-term capital lease obligation	$15,912

Amended Employment Agreement

On July 1, 2021, the Company entered into an Amended and Restated Executive Employment Agreement with the CEO of the Company, Berge Abajian. The term of the Amended Employment Agreement shall be for 5 years and shall be automatically extended for successive periods of 1 year unless terminated by the Company or the Executive. The Executive shall receive a base salary of $250,000 per year and such base salary shall automatically increase in a rate of 3% per annum for each consecutive year after 2021 or at such rates as may be approved by the board of directors of the Company. Upon written request of the Executive, the Company shall pay all or a portion of the base salary owed to Executive in the form of i) a convertible promissory note, or ii) the Company’s common stock or if available, S-8 common stock. Additionally, the Executive is eligible to receive quarterly bonus at the discretion of the board of directors of the Company. Additionally, the Executive shall be eligible to participate in the Company’s 2021 Stock Incentive Plan. In July 2021, under the terms of the ESOP, the Board of Directors of the Company approved the future issuance of 500,000,000 shares to the Company’s CEO subject to the Company increasing its authorized shares to 6,000,000,000 shares and subject to the effectiveness of an S-8 Registration Statement covering these shares which has not been filed with the SEC. As of June 30, 2022, the Company has not met the prerequisite related to the effectiveness of an S-8 Registration Statement. As such the Company deemed that these shares have not been legally issued and the measurement date has not been met and therefore will be recognized until an S-8 Registration Statement becomes effective.

Note 11 - Commitments and Contingencies

Litigation

The Company is currently not involved in any litigation that we believe could have a material adverse effect on the Company’s financial condition or results of operations. There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of the Company or any of the Company’s subsidiaries, threatened against or affecting the Company, the Company’s common stock, any of the Company’s subsidiaries or of the Company’s officers or directors in their capacities as such, in which an adverse decision could have a material adverse effect.

Consulting Agreement

On November 15, 2021, the Company entered into an Engagement Agreement (the “Agreement”) with a consulting company which will act as a financial advisor and investment banker of the Company, whereby the consultant will assist the Company with strategic business plans, investor relations, potential financing and other financial advisory and investment banking services. The engagement period is for 12 months from the date of the agreement.

As consideration for the services, the Company will issue a total of 32,043,874 shares of the Company’s common stock based on the following schedule: i) 16,021,937 shares of common stock upon execution of the Agreement and ii) 16,021,937 shares of common stock upon an uplisting of the Company’s common stock to a national exchange.

Additionally, the Company shall pay compensation of 7% of the total gross proceeds of any financing introduce by the consultant (the “Financing”), cash fee for unallocated expenses of 1%, warrants equal to 5% of the aggregate number of shares of common stock sold in a Financing and transaction fees equal to 3% in cash at the closing of the Financing. The warrants will be exercisable at an exercise price equal to the prices of the securities issued to investors in the Financing.

As of December 31, 2021, the16,021,937 shares of common stock were not issued and has been recognized as common stock issuable. The Company valued this common stock issuable at the fair value of $62,486 or $0.0039 per common share based on the quoted trading price on the date of grant to be expensed over the term of the Agreement. During the year ended December 31, 2021, the Company recognized stock-based compensation of $7,811. The remaining balance of $54,675 shall be expensed during year 2022.

Operating Lease Agreements

The Company leases retail space at two different locations. The term of the first lease is for a ten-year period from July 2014 to April 2024 starting with a monthly base rent of $1,200. The base rent is subject to an annual increase as defined in the lease agreement. In addition to the monthly base rent, the Company is charged separately for common area maintenance which is considered a non-lease component. The second lease has a contingent rental based on 10% of sales. Contingent rentals are not included in operating lease liabilities. The Company’s leases generally do not provide an implicit rate, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease. The Company used incremental borrowing rate of 10% as of January 1, 2019 for operating leases that commenced prior to that date. The Company estimated its incremental borrowing rate based on its credit quality, line of credit agreement and by comparing interest rates available in the market for similar borrowings.

Through the Company’s majority owned subsidiary, Aphrodite’s Marketing, entered into an approximate three-year lease agreement on October 1, 2019, for its office facilities starting with a monthly base rent of $6,582. The base rent is subject to an annual increase as defined in the lease agreement. The Company recorded right-of-use assets and operating lease liabilities of $122,946 related to this lease agreement. The Company used incremental borrowing rate of 8% during the year ended December 31, 2021. The Company estimated its incremental borrowing rate based on its credit quality, line of credit agreement and by comparing interest rates available in the market for similar borrowings.

The following table reconciles the undiscounted future minimum lease payments (displayed by year in aggregate) under non-cancelable operating leases with terms more than one year to the total operating lease liabilities on the consolidated balance sheet as of December 31, 2021:

2022	$81,745
2023	19,700
2024	6,660
Total minimum lease payments	108,105
Less amounts representing interest	(7,016)
Present value of net minimum lease payments	101,089
Less current portion	(76,494)
Long-term capital lease obligation	$24,595

Amended Employment Agreement

On July 1, 2021, the Company entered into an Amended and Restated Executive Employment Agreement with the CEO of the Company, Berge Abajian. The term of the Amended Employment Agreement shall be for 5 years and shall be automatically extended for successive periods of 1 year unless terminated by the Company or the Executive. The Executive shall receive a base salary of $250,000 per year and such base salary shall automatically increase in a rate of 3% per annum for each consecutive year after 2021 or at such rates as may be approved by the board of directors of the Company. Upon written request of the Executive, the Company shall pay all or a portion of the base salary owed to Executive in the form of i) a convertible promissory note, or ii) the Company’s common stock or if available, S-8 common stock. Additionally, the Executive is eligible to receive quarterly bonus at the discretion of the board of directors of the Company. Additionally, the Executive shall be eligible to participate in the Company’s 2021 Stock Incentive Plan. In July 2021, under the terms of the ESOP, the Board of Directors of the Company approved the future issuance of 500,000,000 shares to the Company’s CEO subject to the Company increasing its authorized shares to 6,000,000,000 shares and subject to the effectiveness of an S-8 Registration Statement covering these shares which has not been filed with the SEC. As of December 31, 2021, the Company has not met the prerequisite related to the effectiveness of an S-8 Registration Statement. As such the Company deemed that these shares have not been legally issued and the measurement date has not been met and therefore will be recognized until an S-8 Registration Statement becomes effective (see Note 10 and 12).